REVENUE EARNING ROBOTS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021
Restructuring Cost and Reserve [Line Items]
Revenue earning	$ 402,399	$ 373,897	$ 1,055,040	$ 1,075,803	$ 1,447,109	$ 360,888
Depreciation expense			241,957		232,886	120,846
Robotic Assistance Devices L L C [Member]
Restructuring Cost and Reserve [Line Items]
Revenue earning	199,047	310,009	$ 625,094	592,346	647,116	647,116
Deferred Gain on Disposal		3,255		3,255	3,255
Depreciation expense	$ 54,418	$ 61,976		138,815	208,510	103,371
Robotic Assistance Devices L L C [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Disposed of a revenue earning device				$ 3,255	$ 3,255	$ 30,600